UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-21419)

Hennessy SPARX Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  April 30, 2010

Item 1. Reports to Stockholders.

HENNESSY FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2010

Hennessy Select Large Value Fund
Hennessy Select SPARX Japan Fund
Hennessy Select SPARX Japan Smaller Companies Fund

Contents

Letter to shareholders	1
Fund performance review and outlook	4
Summaries of investments
Hennessy Select Large Value Fund	8
Hennessy Select SPARX Japan Fund	14
Hennessy Select SPARX Japan Smaller Companies Fund	18
Financial statements
Statements of assets and liabilities	24
Statements of operations	26
Statements of changes in net assets	28
Financial highlights
Hennessy Select Large Value Fund	34
Hennessy Select SPARX Japan Fund	38
Hennessy Select SPARX Japan Smaller Companies Fund	42
Notes to the financial statements	44
Expense example	53
Additional information	55
Board approval of continuation
of investment advisory agreement	56

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LETTER TO SHAREHOLDERS

June, 2010

Dear Hennessy Funds Shareholder:

In the past six months, the investing landscape continued to be wrought with fear, panic and unending volatility. Every one of us, professional and individual investors alike, feel like we have been in a heavyweight fight; battered and bruised, but we are still standing. As I really focus on the fundamentals, and don’t get caught up in the headlines, I believe that we will see moderate, sustainable growth. But, just as the recovery felt like it was finally gathering steam, the market plunge last month has sent investors fleeing for cover once again. Watching the markets is beginning to feel like watching a “vertical tennis match” – lobs going up and lobs coming down, up and down.

We all know firsthand that investor confidence is still shaken. Despite very strong returns for the markets since the lows in March, 2009, people don’t believe the recovery is real and are still on the sidelines in money market funds, or perhaps even worse in my view, they are pouring their money into bonds and fixed income products.  I can completely understand investors’ fears, but I was shocked to find out that many people I have spoken to believe the returns of the major indices last year were actually negative (the Dow Jones Industrial Average returned +23% for the calendar year 2009; the S&P Index +26%). That shows me just how much emotion can cloud reality.

With long-term history as my guide, I continue to believe that we should see annualized returns in the equity markets in the 8-10% range over the long run.  In my opinion, interest rates will increase to more historically normal levels, and that may cause trouble for bond investments. I also foresee that companies may move toward increasing or initiating dividends.  During the recent downturn, many companies took the opportunity to lay off excess employees, take write offs and close unprofitable business lines.  These firms have emerged “lean and mean,” and any increase in sales will likely fall directly to their bottom lines. This lower growth environment provides a great opportunity for companies to increase dividends in order to try and drive their underlying stock prices higher.  Companies with strong retained earnings and cash positions should have no problem covering these dividends in the future. The S&P 500 companies alone have approximately $600 billion in cash on their balance sheets currently.

HENNESSY FUNDS                          1-800-966-4354

I don’t mean to come off as cavalier or uncaring, but the market will do what the market will do.  We can’t control it.  What we can control are our emotions and reactions to the volatility and headlines.  We can control our own individual investment goals and decisions, and we can maintain a disciplined approach to investing.  I know it is hard to tune out all the noise about recession, double dips and sovereign debt, but if you can stick with buying and holding high quality investments, and you rebalance regularly, I truly believe that over the long run you should do just fine. Some pundits would say that the markets are fundamentally different today and that we are in for dramatically different types of market cycles in the future. Not to say we won’t continue to see big swings, but my 30+ years in the business has shown me that the more things change, the more they stay the same.  We have been through hard times in our economy before, and we will survive these hard times as well.  Over time, I hope we will all be able to view this period in its proper historical context.

Thank you for your continued support and investment in the Hennessy Funds. You can be confident that we will maintain our strict adherence to our time tested investment strategies. We appreciate your business and want you to know that in every decision we make, we put our shareholders first.

Best regards,
Neil J. Hennessy
Portfolio Manager & Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

The S&P 500 Index and Dow Jones Industrial Average are unmanaged indices commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed and should not be considered investment advice.

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LETTER TO SHAREHOLDERS

(This Page Intentionally Left Blank.)

HENNESSY FUNDS                          1-800-966-4354

Fund Performance Review and Outlook

RBC GLOBAL ASSET MANAGEMENT (U.S.), SUB-ADVISOR

Hennessy Select Large Value Fund

For the six month period ended April 30, 2010, the Hennessy Select Large Value Fund returned 13.97%, underperforming its benchmark index, the Russell 1000 Value Index, which returned 17.77%.  The Fund employs a sector neutral approach, so the Fund’s relative performance is the result of stock selection, not sector selection. Versus the Index, the Fund performed best in the Telecommunications and Utilities sectors, but saw the widest underperformance in the Financial and Industrial sectors.

Within the Financial sector, the portfolio was fully invested in commercial banks, holding an average of 5.5% of the portfolio in that industry, and recorded excellent returns, with that sector of the portfolio gaining 21.7%. However, that industry did even better within the Russell 1000 Value Index, returning 31.1%. The Fund has been positioned in the higher quality banks in the industry, such as US Bancorp, which gained 15.7% during the period. However, the lower quality banks have had much better returns as investors flocked to companies showing the most potential improvement rather than those with the highest quality earnings and balance sheets. Similarly, while slightly underweight the industry, the Fund had good returns in the Real Estate Investment Trust (REIT) part of the Financial sector, gaining 29.2%.  However, with lower quality REITS leading the way, the sector overall gained 34.4%. Fund management believes that while the economic recovery will be solid and continuing, there has been excess enthusiasm for the lower quality companies in the Financial sector, and we are continuing to emphasize higher quality holdings.

The Fund’s experience in the Industrial sector was similar to the Financial sector. The portfolio showed good returns, gaining 25.5%, but the overall Industrial sector did even better, returning 32.0%. The entire shortfall versus the benchmark was in the machinery industry. Companies highly leveraged to the economic cycle, and especially to traditionally early cycle activities, did especially well as that sub-sector returned 28.9%. The Fund’s holding of Illinois Toolworks did well, gaining 12.6%, but not well enough to keep up. Fund management believes that the current prices of the highly cyclical machinery companies requires an earnings level in 2011 which they may well not attain, and continues to own companies which should not require as much earnings improvement for the stock prices to advance.

The Fund correctly anticipated that electric utilities would do poorly in the current environment, and owned gas utilities and multi-utilities instead. This proved highly beneficial, as the gas utility industry in the benchmark index gained 19.7% versus 7.2% for electric utilities. Stock selection within the gas utility industry also helped, as the portfolio gained 25.6% versus the aforementioned 19.7%.

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FUND PERFORMANCE REVIEW AND OUTLOOK

The Telecommunications sector is dominated by two companies, AT&T and Verizon. The Fund performed in line with the market regarding those two losing a little ground in Verizon and gaining it back in AT&T. The sector performance of the portfolio was greatly helped by a position in Qwest Communication, which gained 51.5% during the period.

During the period the Fund’s performance was hampered, versus the benchmark, by being invested in higher quality and less cyclical companies. However, we believe that higher quality stocks should begin to perform more strongly and that the portfolio is very well positioned going forward.

SPARX ASSET MANAGEMENT CO., LTD., SUB-ADVISOR

During the six month period from November, 2009 through April, 2010, the Japanese equity market remained somewhat volatile. In the month of November, Japan’s stock indices fell as the US Dollar (USD) weakened against the Japanese Yen (JPY) to the lowest level in more than 14 years ($1 = 84 JPY). However, the equity market soon resumed its upward momentum from December forward after the nation’s central bank announced that it would “make utmost efforts to pull the economy out of deflation” underscoring hopes for an economic recovery in 2010. News of Greece’s bloated deficit, a weakening of the Euro against the JPY and concerns over the impact of Toyota’s vehicle recalls sent Japanese shares lower in February. Come March, reports that the Bank of Japan was considering further monetary easing caused the currency to fall to the 90 level against the USD and consequently triggered a rally in the Japanese equity market that sent the Nikkei 225 above the 11,000 mark. In April, the market remained almost flat as investors awaited Japan Inc.’s earnings guidance for the fiscal year ending in March, 2011.

In our view, investors grow more and more relieved as many Japanese firms announce increased forecast revisions for the current fiscal year ending in March, 2011. Also, concerns about further drastic currency fluctuations have abated since the JPY continued to weaken against the USD. Our research indicates that now is the time to invest in Japan as we continue to see great investment opportunities based on our view that there are many firms that are still undervalued despite a recovery in corporate earnings. Given that, we believe that investors will hunt for these undervalued individual names that have stronger balance sheets, competitive manufacturing edge combined with high quality craftsmanship or energy-efficient technologies.

Hennessy Select SPARX Japan Fund

For the six-month period ended April 30, 2010, the Hennessy Select SPARX Japan Fund returned 6.99% while the TOPIX and MSCI Japan Indices gained 6.52% and 7.81% respectively. The largest contributors to the Fund’s performance among the TOPIX 33 sub-industries included shares of wholesalers, auto-related companies and electronic appliance makers. Conversely, drug makers, nonferrous metal producers and real estate firms were among the worst performers.

Among individual companies, the chief positive contributors to the Fund’s performance during the period came from Japan’s leading maker of trucks, Isuzu Motors Ltd., and the nation’s leading supplier of factory automation sensors,

 HENNESSY FUNDS                          1-800-966-4354

Keyence Corporation. Shares of Isuzu advanced +53% on optimism that its truck sales may increase in Thailand and the rest of Asia. Keyence shares rose +23% on the back of several positive brokerage reports on its rival company Omron Corporation, another leading factory automation sensor manufacturer, in which analysts highlighted Omron’s robust revenue trend in mainland China and its potential for long-term growth and market expansion in the region.

Taiyo Nippon Sanso Corp., the nation’s No. 1 producer of industrial gases, and drug maker, Rohto Pharmaceutical Co., Ltd., were among the leading detractors to the Fund’s performance for the period. The share price of Taiyo Nippon slid -17% on profit taking following a sharp increase in the second-half of 2009. Rohto’s stock price slumped -11% as investors shifted their investments from the so-called “defensive” names into cyclical stocks amid a global recovery.

Hennessy Select SPARX Japan Smaller Companies Fund

For the six-month period ended April 30, 2010, the Hennessy Select SPARX Japan Smaller Companies Fund had a total return of 7.14%, outperforming its benchmark index, the MSCI Small Cap Japan Index, which returned 5.86%. The biggest contributors to the Fund’s performance among the TOPIX 33 sub-industries included shares of electronic appliance makers, retailers and wholesalers. Conversely, textiles & apparels makers, construction firms, banks and real estate firms were among the worst performers.

Among individual companies, the chief positive contributors to the Fund’s performance during the period were Press Kogyo Co., Ltd. a leading manufacturer of press parts for automobiles, and Fujitsu General Ltd., a leading producer of air conditioners. Shares of Press Kogyo advanced +48% on growing expectations that domestic demand for trucks has bottomed. Fujitsu General gained +57% after the company, for a second time this year, boosted its earnings forecast for its fiscal year ended March, 2010, citing a recovery in overseas demand for air conditioners and aggressive cost-cutting measures. The company had previously raised its earnings guidance in October, 2009.

Asunaro Aoki Construction Co., Ltd., a medium-scale general contractor, and T-Gaia Corporation, a leading mobile phone retailer, were among the leading detractors to the Fund’s performance for the period. The share price of Asunaro Aoki plunged -27% after surging from the beginning of this year. T-Gaia shares retreated -11% on profit-taking, following a sharp increase in December.

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FUND PERFORMANCE REVIEW AND OUTLOOK

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible. Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investments in foreign securities involve greater volatility and political, economic and currency risk and differences in accounting methods.

References to specific securities should not be considered a recommendation to buy or sell any security. Fund holdings are subject to change. Please refer to the Schedule of Investments within this semi-annual report for additional portfolio information, including percentages of holdings.

The Dow Jones Industrial Average is an unmanaged index commonly used to measure the performance of U.S. stocks. The Russell Value index measures the performance of large cap, value-oriented stocks. The MSCI Japan Index is a market capitalization-weighted index of Japanese equities. The MSCI Japan Small Cap Index represents the universe of small capitalization companies in the Japanese equity markets. The Tokyo Stock Price Index (TOPIX) is a market capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. The TOPIX and MSCI Japan indices are presented in U.S. Dollar terms and take into account reinvestment of dividends. The Nikkei 225 is a stock market index for the Tokyo Stock Exchange. One cannot invest directly in an index.

Current and future holdings are subject to risk.

HENNESSY FUNDS                          1-800-966-4354

Summaries of Investments

The following summaries of investments are designed to help investors better understand the Funds’ principal holdings.  The summaries are as of April 30, 2010 (Unaudited).

HENNESSY SELECT
LARGE VALUE FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Exxon Mobil Corp.	4.79%
Chevron Corp.	4.25%
General Electric Co.	3.61%
JPMorgan Chase & Co.	3.61%
Bank of America Corp.	3.21%
Wells Fargo & Co.	2.39%
Schlumberger Ltd.	2.36%
Apache Corp.	2.31%
Comcast Corp.	2.10%
US Bancorp	2.10%

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SUMMARY OF INVESTMENTS — HENNESSY SELECT LARGE VALUE FUND

COMMON STOCKS – 98.83%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 12.11%
CBS Corp.	63,325	$1,026,498	0.72%
Comcast Corp.	151,400	2,988,636	2.10%
The Walt Disney Co.	80,030	2,948,305	2.07%
Dean Foods Co. (a)	64,280	1,009,196	0.71%
Ford Motor Co. (a)	107,105	1,394,507	0.98%
The Gap, Inc.	58,120	1,437,308	1.01%
Home Depot, Inc.	67,105	2,365,451	1.66%
Macy’s, Inc.	74,430	1,726,776	1.21%
Mattel, Inc.	36,955	851,813	0.60%
Pulte Homes, Inc. (a)	52,920	692,723	0.49%
Starwood Hotels & Resorts Worldwide, Inc.	14,720	802,387	0.56%
		17,243,600	12.11%
Consumer Staples – 4.79%
Conagra Foods, Inc.	53,065	1,298,501	0.91%
CVS Caremark Corp.	35,300	1,303,629	0.92%
Dr. Pepper Snapple Group, Inc.	56,300	1,842,699	1.29%
Kellogg Co.	43,190	2,372,858	1.67%
		6,817,687	4.79%
Energy – 17.61%
Anadarko Petroleum Corp.	20,280	1,260,605	0.89%
Apache Corp.	32,285	3,285,322	2.31%
Chevron Corp.	74,240	6,046,106	4.25%
ConocoPhillips	6,120	362,243	0.25%
Devon Energy Corp.	36,660	2,468,318	1.73%
Exxon Mobil Corp.	100,630	6,827,745	4.79%
Schlumberger Ltd. (b)	47,125	3,365,667	2.36%
Valero Energy Corp.	70,565	1,467,046	1.03%
		25,083,052	17.61%
Financials – 25.00%
American Express Co.	32,090	1,479,991	1.04%
Bank of America Corp.	256,625	4,575,624	3.21%
Bank Of New York Mellon Corp.	34,445	1,072,273	0.75%
Citigroup, Inc. (a)	358,355	1,566,011	1.10%

The accompanying notes are an integral part of these financial statements.

 HENNESSY FUNDS                          1-800-966-4354

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Financials (Continued)
CME Group, Inc.	3,860	$1,267,663	0.89%
Digital Realty Trust, Inc.	23,090	1,355,383	0.95%
The Goldman Sachs Group, Inc.	11,355	1,648,746	1.16%
JPMorgan Chase & Co.	120,685	5,138,767	3.61%
Lincoln National Corp.	46,610	1,425,800	1.00%
MetLife, Inc.	23,045	1,050,391	0.74%
Morgan Stanley	82,165	2,483,026	1.74%
PNC Financial Services Group, Inc.	31,830	2,139,294	1.50%
Simon Property Group, Inc.	17,483	1,556,337	1.09%
Travelers Companies, Inc.	48,450	2,458,353	1.73%
US Bancorp (d)	111,520	2,985,390	2.10%
Wells Fargo & Co.	102,815	3,404,205	2.39%
		35,607,254	25.00%
Health Care – 8.25%
Abbott Laboratories	51,845	2,652,390	1.86%
Community Health Systems Inc. (a)	51,770	2,115,322	1.49%
Forest Laboratories, Inc. (a)	32,755	892,901	0.63%
Merck & Co., Inc.	52,822	1,850,883	1.30%
Pfizer, Inc.	115,255	1,927,064	1.35%
UnitedHealth Group, Inc.	76,195	2,309,471	1.62%
		11,748,031	8.25%
Industrials – 11.52%
Boeing Co.	13,870	1,004,604	0.71%
Cummins, Inc.	10,380	749,747	0.53%
Deere & Co.	19,035	1,138,674	0.80%
Foster Wheeler AG (a)(b)	35,835	1,074,333	0.75%
General Dynamics Corp.	19,970	1,524,909	1.07%
General Electric Co.	272,780	5,144,631	3.61%
Illinois Tool Works, Inc.	36,220	1,850,842	1.30%
Precision Castparts Corp.	11,365	1,458,584	1.02%
Union Pacific Corp.	32,530	2,461,220	1.73%
		16,407,544	11.52%

The accompanying notes are an integral part of these financial statements.

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SUMMARY OF INVESTMENTS — HENNESSY SELECT LARGE VALUE FUND

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Information Technology – 4.94%
Hewlett-Packard Co.	53,385	$2,774,419	1.95%
Intel Corp.	67,000	1,529,610	1.07%
Microsoft Corp.	89,530	2,734,246	1.92%
		7,038,275	4.94%
Materials – 5.16%
Eastman Chemical Co.	32,195	2,154,490	1.51%
Freeport-McMoRan Copper & Gold, Inc.	8,595	649,180	0.46%
International Paper Co.	67,730	1,811,100	1.27%
Pactiv Corp. (a)	77,485	1,968,894	1.38%
United States Steel Corp.	13,920	760,867	0.54%
		7,344,531	5.16%
Telecommunication Services – 3.25%
Qwest Communications International Inc.	334,985	1,751,971	1.23%
Verizon Communications, Inc.	99,695	2,880,189	2.02%
		4,632,160	3.25%
Utilities – 6.20%
American Electric Power, Inc.	30,130	1,033,459	0.73%
Dominion Resources, Inc.	35,565	1,486,617	1.04%
Exelon Corp.	60,225	2,625,208	1.84%
MDU Resources Group, Inc.	59,045	1,251,754	0.88%
PG&E Corp.	55,465	2,429,367	1.71%
		8,826,405	6.20%

Total Common Stocks (Cost $117,830,759)		140,748,539	98.83%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

SHORT-TERM INVESTMENTS – 1.19%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 1.19%
Fidelity Government Portfolio, 0.04% (c)	1,693,344	$1,693,344	1.19%

Total Short-Term Investments
(Cost $1,693,344)		1,693,344	1.19%

Total Investments – 100.02%
(Cost $119,524,103)		142,441,883	100.02%

Liabilities in Excess of Other Assets – (0.02)%		(26,857)	(0.02)%
TOTAL NET ASSETS – 100.00%		$142,415,026	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing
(b)	Foreign issued security
(c)	The rate listed is the Fund’s 7-day yield as of April 30, 2010.
(d)
Investment in affiliated security.  Quasar Distributors, LLC, which serves as the funds’ distributor, is a subsidiary of US Bancorp.  Details of transactions with this affiliated company for the six months ended April 30, 2010 were as follows:

	Beginning	Purchase	Sales	Ending	Dividend		Market
Issuer	Cost	Cost	Cost	Cost	Income	Shares	Value
US Bancorp	$1,519,765	$0	$201,782	$1,721,547	$12,674	111,520	$2,985,390

Summary of Fair Value Exposure at April 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The accompanying notes are an integral part of these financial statements.

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SUMMARY OF INVESTMENTS — HENNESSY SELECT LARGE VALUE FUND

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2010:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$17,243,600	$—	$—	$17,243,600
Consumer Staples	6,817,687	—	—	6,817,687
Energy	25,083,052	—	—	25,083,052
Financials	35,607,254	—	—	35,607,254
Health Care	11,748,031	—	—	11,748,031
Industrials	16,407,544	—	—	16,407,544
Information Technology	7,038,275	—	—	7,038,275
Materials	7,344,531	—	—	7,344,531
Telecommunication Services	4,632,160	—	—	4,632,160
Utilities	8,826,405	—	—	8,826,405
Total Common Stock	$140,748,539	$—	$—	$140,748,539
Short-Term Investments	$1,693,344	$—	$—	$1,693,344
Total Investments in Securities	$142,441,883	$—	$—	$142,441,883

The accompanying notes are an integral part of these financial statements.

 HENNESSY FUNDS                          1-800-966-4354

HENNESSY SELECT SPARX
JAPAN FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Keyence Corp.	7.42%
Mitsubishi Corp.	6.21%
Asics Corp.	5.65%
Fuji Seal International, Inc.	5.41%
Misumi Group, Inc.	5.40%
Kao Corp.	5.36%
Unicharm Corp.	4.81%
Ryohin Keikaku Co., Ltd.	4.29%
Rohto Pharmaceutical Co., Ltd.	4.15%
Marubeni Corp.	4.12%

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SUMMARY OF INVESTMENTS — HENNESSY SELECT SPARX JAPAN FUND

COMMON STOCKS – 90.38%	Number of		% of
	Shares	Value	Net Assets
Consumer Discretionary – 20.27%
Asics Corp.	350,000	$3,348,081	5.65%
Isuzu Motors, Ltd.	565,000	1,797,629	3.03%
Mizuno Corp.	45,000	200,431	0.34%
Ryohin Keikaku Co., Ltd.	55,900	2,541,513	4.29%
Shimano, Inc.	48,200	2,200,026	3.71%
Toyota Motor Corp.	49,800	1,924,170	3.25%
		12,011,850	20.27%
Consumer Staples – 11.58%
Ariake Japan Co., Ltd.	30,700	458,711	0.77%
Kao Corp.	130,400	3,179,399	5.36%
Unicharm Corp.	29,300	2,847,982	4.81%
Unicharm Petcare Corp.	11,300	376,379	0.64%
		6,862,471	11.58%
Financials – 2.99%
Mizuho Financial Group, Inc.	411,400	792,161	1.33%
Sumitomo Mitsui Financial Group, Inc.	29,700	982,234	1.66%
		1,774,395	2.99%
Health Care – 6.47%
Mani, Inc.	15,000	536,783	0.91%
Rohto Pharmaceutical Co., Ltd.	225,000	2,461,248	4.15%
Terumo Corp.	16,400	835,506	1.41%
		3,833,537	6.47%
Industrials – 26.01%
Daikin Industries Ltd.	33,100	1,248,210	2.11%
Itochu Corp.	222,000	1,923,332	3.24%
Komatsu, Ltd.	75,200	1,515,831	2.56%
Marubeni Corp.	414,000	2,442,744	4.12%
Misumi Group, Inc.	160,500	3,198,946	5.40%
Mitsubishi Corp.	155,400	3,681,099	6.21%
Sumitomo Corp.	116,800	1,406,495	2.37%
		15,416,657	26.01%
Information Technology – 8.00%
Keyence Corp.	18,400	4,396,590	7.42%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

COMMON STOCKS	Number of		% of
	Shares	Value	Net Assets
Information Technology (Continued)
Toshiba Corp.	60,000	$345,872	0.58%
		4,742,462	8.00%
Materials – 15.06%
Fuji Seal International, Inc.	155,100	3,205,141	5.41%
JFE Holdings, Inc.	10,900	388,715	0.66%
Sumitomo Metal Industries, Ltd.	451,000	1,224,195	2.06%
Sumitomo Metal Mining Co., Ltd.	113,000	1,671,780	2.82%
Taiyo Nippon Sanso Corp.	271,000	2,434,550	4.11%
		8,924,381	15.06%

Total Common Stocks (Cost $54,227,320)		53,565,753	90.38%

SHORT-TERM INVESTMENTS – 10.74%
Money Market Funds – 10.74%
Federated Treasury Obligations, 0.01% (a)	384,910	384,910	0.65%
Federated Government Obligations, 0.08% (a)	2,799,232	2,799,232	4.72%
Fidelity Government Portfolio, 0.04% (a)	3,181,784	3,181,784	5.37%

		6,365,926	10.74%

Total Short-Term Investments
(Cost $6,365,926)		6,365,926	10.74%

Total Investments – 101.12%
(Cost $60,593,246)		59,931,679	101.12%

Liabilities in Excess of Other Assets – (1.12)%		(667,152)	(1.12)%
TOTAL NET ASSETS – 100.00%		$59,264,527	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the Fund’s 7-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY SELECT SPARX JAPAN FUND

Summary of Fair Value Exposure at April 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2010:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$—	$12,011,850	$—	$12,011,850
Consumer Staples	—	6,862,471	—	6,862,471
Financials	—	1,774,395	—	1,774,395
Health Care	—	3,833,537	—	3,833,537
Industrials	—	15,416,657	—	15,416,657
Information Technology	—	4,742,462	—	4,742,462
Materials	—	8,924,381	—	8,924,381
Total Common Stock	$—	$53,565,753	$—	$53,565,753
Short-Term Investments	$6,365,926	$—	$—	$6,365,926
Total Investments in Securities	$6,365,926	$53,565,753	$—	$59,931,679

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

HENNESSY SELECT SPARX
JAPAN SMALLER COMPANIES FUND
(% of Net Assets)

TOP TEN EQUITY HOLDINGS	% of net assets
Bals Corp.	2.53%
Fujitsu General Ltd.	2.39%
So-net M3, Inc.	2.38%
Press Kogyo Co., Ltd.	2.30%
SBS Holdings, Inc.	2.17%
ASKUL Corp.	2.17%
Suruga Bank, Ltd.	2.17%
SRA Holdings, Inc.	2.07%
Aica Kogyo Co., Ltd.	2.06%
Takeei Corp.	1.99%

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY SELECT SPARX JAPAN SMALLER COMPANIES FUND

COMMON STOCKS – 97.13%	Number of		% of
	Shares	Value	Net Assets
Consumer Discretionary – 28.93%
Amiyaki Tei Co., Ltd.	77	$205,630	1.14%
ASKUL Corp.	19,400	392,633	2.17%
Bals Corp.	422	457,275	2.53%
Fujitsu General Ltd.	85,000	432,214	2.39%
Honeys Co., Ltd	29,360	296,910	1.64%
Ikyu Corp.	517	286,836	1.59%
Kadokawa Group Holdings, Inc.	9,700	223,710	1.24%
Meiwa Estate Co., Ltd.	40,500	288,138	1.60%
Nippon Seiki Co., Ltd.	26,000	285,950	1.58%
Otsuka Kagu, Ltd.	29,500	345,518	1.91%
Press Kogyo Co., Ltd.	132,000	416,176	2.30%
Sanden Corp.	66,000	247,060	1.37%
Sankyo Seiko Co., Ltd.	48,000	139,027	0.77%
Seiren Co., Ltd.	43,500	268,203	1.48%
Tohokushinsha Film Corp.	49,700	314,590	1.74%
Village Vanguard Co., Ltd.	75	338,761	1.88%
Wowow, Inc.	131	289,365	1.60%
		5,227,996	28.93%
Consumer Staples – 1.54%
Cawachi Ltd.	13,600	278,117	1.54%

Financials – 7.32%
Anicom Holdings, Inc. (a)	5,400	172,747	0.96%
Kyokuto Securities Co., Ltd.	31,200	265,061	1.47%
RISA Partners, Inc.	343	216,507	1.20%
Suruga Bank, Ltd.	40,000	392,523	2.17%
Tokyo Tomin Bank, Ltd.	22,800	276,690	1.52%
		1,323,528	7.32%
Health Care – 5.17%
Message Co., Ltd.	152	325,343	1.80%
Paramount Bed Co., Ltd.	9,500	179,127	0.99%
So-net M3, Inc.	119	430,639	2.38%
		935,109	5.17%

The accompanying notes are an integral part of these financial statements.

 HENNESSY FUNDS                          1-800-966-4354

COMMON STOCKS	Number of		% of
	Shares	Value	Net Assets
Industrials – 28.34%
Aica Kogyo Co., Ltd.	29,000	$372,681	2.06%
Asunaro Aoki Construction., Ltd.	61,000	197,875	1.10%
Benefit One, Inc.	448	349,369	1.93%
Hirano Tecseed Co., Ltd.	15,000	178,447	0.99%
Ichinen Holdings Co., Ltd.	64,700	290,589	1.61%
Kito Corp.	233	263,414	1.46%
Kyosan Electric Manufacturing Co., Ltd.	64,000	322,801	1.79%
Nitto Kogyo Corp.	27,200	286,529	1.59%
NPC Inc.	11,200	221,937	1.23%
Prestige International, Inc.	200	338,444	1.87%
SBS Holdings, Inc.	450	392,981	2.17%
Shin Nippon Air Technologies Co., Ltd.	30,200	210,304	1.16%
Takeei Corp.	24,800	360,467	1.99%
Teraoka Seisakusho Co., Ltd.	72,900	359,280	1.99%
Tokyo Keiki, Inc.	103,000	186,635	1.03%
Toshin Group Co., Ltd.	16,100	356,375	1.97%
Uchida Yoko Co., Ltd.	24,000	77,034	0.43%
Yushin Precision Equipment Co., Ltd.	21,300	356,151	1.97%
		5,121,313	28.34%
Information Technology – 15.89%
Elecom Co., Ltd.	31,300	260,294	1.44%
Macnica, Inc.	15,200	350,638	1.94%
Nippon Chemi-con Corp. (a)	75,000	310,351	1.72%
Otsuka Corp.	4,800	341,268	1.89%
SRA Holdings, Inc.	39,000	373,302	2.07%
Tamura Corp.	102,000	338,733	1.87%
Works Applications Co., Ltd.	466	303,753	1.68%
Yokowo Co., Ltd.	47,800	325,091	1.80%
Zappallas, Inc.	174	267,938	1.48%
		2,871,368	15.89%
Materials – 9.10%
Adeka Corp.	36,000	341,107	1.89%
JSP Corp.	19,400	228,541	1.26%

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY SELECT SPARX JAPAN SMALLER COMPANIES FUND

COMMON STOCKS	Number of		% of
	Shares	Value	Net Assets
Materials (Continued)
Okura Industrial Co., Ltd. (a)	51,000	$143,638	0.80%
Senko Co., Ltd.	70,000	276,945	1.53%
Shinagawa Refractories Co., Ltd.	77,000	240,005	1.33%
Tokyo Tekko Co., Ltd.	52,000	156,719	0.87%
Ube Material Industries, Ltd.	92,000	256,738	1.42%
		1,643,693	9.10%
Utilities – 0.84%
Japan Wind Development Co., Ltd.	60	152,008	0.84%

Total Common Stocks (Cost $14,918,212)		17,553,132	97.13%

SHORT-TERM INVESTMENTS – 5.06%
Money Market Funds – 5.06%
Federated Government Obligations, 0.08% (b)	137,968	137,968	0.76%
Fidelity Government Portfolio, 0.04% (b)	776,348	776,348	4.30%

Total Short-Term Investments
(Cost $914,316)		914,316	5.06%

Total Investments – 102.19%
(Cost $15,832,528)		18,467,448	102.19%

Liabilities in Excess of Other Assets – (2.19)%		(396,239)	(2.19)%
TOTAL NET ASSETS – 100.00%		$18,071,209	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the Fund’s 7-day yield as of April 30, 2010.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS                          1-800-966-4354

Summary of Fair Value Exposure at April 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2010:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$—	$5,227,996	$—	$5,227,996
Consumer Staples	—	278,117	—	278,117
Financials	—	1,323,528	—	1,323,528
Health Care	—	935,109	—	935,109
Industrials	—	5,121,313	—	5,121,313
Information Technology	—	2,871,368	—	2,871,368
Materials	—	1,643,693	—	1,643,693
Utilities	—	152,008	—	152,008
Total Common Stock	$—	$17,553,132	$—	$17,553,132
Short-Term Investments	$914,316	$—	$—	$914,316
Total Investments in Securities	$914,316	$17,553,132	$—	$18,467,448

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

SUMMARY OF INVESTMENTS — HENNESSY SELECT SPARX JAPAN SMALLER COMPANIES FUND

(This Page Intentionally Left Blank.)

HENNESSY FUNDS                          1-800-966-4354

Financial Statements

Statements of Assets and Liabilities as of April 30, 2010 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value
(cost $117,802,556, $60,593,246, and $15,832,528, respectively)
Investments in affiliated securities, at value
(cost $1,721,547, $0, and $0, respectively)
Dividends and interest receivable
Receivable for fund shares sold
Receivable for securities sold
Prepaid expenses and other assets
Total Assets

LIABILITIES:
Payable for securities purchased
Payable for fund shares redeemed
Payable to Advisor
Payable to Administrator
Payable to Auditor
Accrued service fees
Accrued expenses and other payables
Total Liabilities

NET ASSETS

NET ASSETS CONSIST OF:
Capital stock
Accumulated net investment income
Accumulated net realized loss on investments
Unrealized net appreciation (depreciation) on investments and foreign currency related transactions
Total Net Assets

NET ASSETS
Original Class:
Shares authorized (no par value, $0.001 and $0.001 par value, respectively)
Net assets applicable to outstanding Original Class shares
Shares issued and outstanding
Net asset value, offering price and redemption price per share

Institutional Class:
Shares authorized (no par value and $0.001 par value, respectively)
Net assets applicable to outstanding Institutional Class shares
Shares issued and outstanding
Net asset value, offering price and redemption price per share

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS – STATEMENTS OF ASSETS AND LIABILITIES

		HENNESSY
HENNESSY	HENNESSY	SELECT SPARX
SELECT LARGE	SELECT SPARX	JAPAN SMALLER
VALUE FUND	JAPAN FUND	COMPANIES FUND

$139,456,493	$59,931,679	$18,467,448

2,985,390	—	—
104,462	363,521	162,931
1,099	58,137	33,666
4,177,021	—	108,059
36,995	4,230	7,748
146,761,460	60,357,567	18,779,852

4,015,348	—	661,587
106,720	969,427	—
101,495	52,065	16,748
88,072	38,069	9,836
12,851	19,188	18,179
11,937	—	—
10,011	14,291	2,293
4,346,434	1,093,040	708,643

$142,415,026	$59,264,527	$18,071,209

$171,395,570	$89,924,384	$18,388,018
196,673	(50,769)	(365,044)
(52,094,997)	(29,941,027)	(2,588,013)
22,917,780	(668,061)	2,636,248
$142,415,026	$59,264,527	$18,071,209

Unlimited	Unlimited	Unlimited
142,376,598	31,953,208	18,071,209
6,694,063	2,629,314	1,814,687
$21.27	$12.15	$9.96

Unlimited	Unlimited	N/A
38,428	27,311,319
1,804	2,234,238
$21.30	$12.22

HENNESSY FUNDS                          1-800-966-4354

Financial Statements

Statement of Operations Six Months ended April 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated securities(1)
Dividend income from affiliated securities
Interest income
Total investment income

EXPENSES:
Investment advisory fees
Administration, fund accounting, custody and transfer agent fees
Service fees – Original Class (See Note 4)
Federal and state registration fees
Audit fees
Legal fees
Compliance expense
Reports to shareholders
Directors’ fees and expenses
Sub-transfer agent expenses – Original Class (See Note 4)
Sub-transfer agent expenses – Institutional Class (See Note 4)
Other
Total expenses before reimbursement from advisor
Expense reimbursement from advisor:
Original Class
Institutional Class
Administration Expense Waiver (See Note 4)
Net expenses

NET INVESTMENT INCOME (LOSS)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain(loss) on:
Investments from unaffiliated securities
Investments from affiliated securities
Foreign currency transactions
Change in unrealized appreciation (depreciation) on:
Investments
Foreign currency translation

NET REALIZED GAIN (LOSS) AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

(1)	Net of foreign taxes withheld of $0, $28,533 and $15,810, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS – STATEMENT OF OPERATIONS

		HENNESSY
HENNESSY	HENNESSY	SELECT SPARX
SELECT LARGE	SELECT SPARX	JAPAN SMALLER
VALUE FUND	JAPAN FUND	COMPANIES FUND

$1,316,658	$379,087	$210,046
12,674	—	—
400	713	120
1,329,732	379,800	210,166

587,043	277,643	90,605
176,113	70,799	19,253
69,047	—	—
17,356	12,743	9,805
11,455	9,917	8,927
5,951	4,960	4,959
1,740	1,740	1,740
16,199	7,439	1,488
4,958	4,959	4,959
51,785	38,210	14,261
—	2,000	—
12,486	496	1,240
954,133	430,906	157,237

(38,444)	(37,425)	(19,527)
—	(12,915)	—
(39)	—	—
915,650	380,566	137,710
$414,082	$(766)	$72,456

$11,165,963	$(1,925,738)	$1,231,274
(15,683)	—	—
—	(7,749)	(758)

6,530,061	5,334,632	(231,389)
—	(11,421)	(1,913)
17,680,341	3,389,724	997,214

$18,094,423	$3,388,958	$1,069,670

HENNESSY FUNDS                          1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

OPERATIONS:
Net investment income
Net realized gain (loss) on securities
Change in unrealized appreciation (depreciation) on securities
Net decrease in net assets resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Original Class
Net investment income – Institutional Class
Net investment income – Class A
Net investment income – Class C
Net investment income – Class R
Net investment income – Class S
Total distributions

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued in the reorganization (See Note 6)
Proceeds from shares subscribed – Original Class
Proceeds from shares subscribed – Institutional Class
Proceeds from shares subscribed – Predecessor Class A
Proceeds from shares subscribed – Predecessor Class C
Proceeds from shares subscribed – Predecessor Class S
Dividends reinvested – Original Class
Dividends reinvested – Institutional Class
Dividends reinvested – Predecessor Class A
Dividends reinvested – Predecessor Class C
Dividends reinvested – Predecessor Class R
Dividends reinvested – Predecessor Class S
Cost of shares redeemed – Original Class
Cost of shares redeemed – Institutional Class
Cost of shares redeemed – Predecessor Class A
Cost of shares redeemed – Predecessor Class C
Cost of shares redeemed – Predecessor Class R
Cost of shares redeemed – Predecessor Class S
Cost of shares redeemed in the reorganization – Predecessor Class A (See Note 6)
Cost of shares redeemed in the reorganization – Predecessor Class C (See Note 6)
Cost of shares redeemed in the reorganization – Predecessor Class S (See Note 6)
Net increase (decrease) in net assets derived from capital share transactions
TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of period
End of period

Accumulated net investment income (loss), end of period

*	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS – STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Select Large Value Fund
Six Months Ended
April 30, 2010	One Month Ended	Year Ended
(Unaudited)	October 31, 2009*	September 30, 2009

$414,082	$40,481	$2,147,657
11,150,280	2,121,192	(38,033,622)
6,530,061	(6,438,340)	17,930,480
18,094,423	(4,276,667)	(17,955,485)

(1,607,669)	—	—
(468)	—	—
—	—	(2,447)
—	—	(250)
—	—	(47)
—	—	(3,119,888)
(1,608,137)	—	(3,122,632)

—	—	106,344,111
949,342	148,751	913,870
8,121	3,402	22,275
—	—	4,294
—	—	300
—	—	1,105,178
1,542,668	—	—
468	—	—
—	—	2,160
—	—	250
—	—	47
—	—	2,990,948
(9,365,902)	(1,443,405)	(7,303,823)
(2,996)	—	—
—	—	(206,038)
—	—	(2,369)
—	—	(2,172)
—	—	(12,805,550)
—	—	(130,787)
—	—	(14,058)
—	—	(106,199,266)
(6,868,299)	(1,291,252)	(15,280,630)
9,617,987	(5,567,919)	(36,358,747)

132,797,039	138,364,958	174,723,705
$142,415,026	$132,797,039	$138,364,958
$196,673	$1,390,728	$1,350,367

HENNESSY FUNDS                          1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

CHANGES IN SHARES OUTSTANDING:
Shares issued in connection with reorganization
Shares sold
Original Class
Institutional Class
Predecessor Class A
Predecessor Class C
Predecessor Class S
Shares issued to holders as reinvestment of dividends
Original Class
Institutional Class
Predecessor Class A
Predecessor Class C
Predecessor Class R
Predecessor Class S
Shares redeemed
Original Class
Institutional Class
Predecessor Class A
Predecessor Class C
Predecessor Class R
Predecessor Class S
Shares redeemed in the reorganization
Predecessor Class A
Predecessor Class C
Predecessor Class S
Net increase (decrease) in shares outstanding

*	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS – STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Select Large Value Fund
Six Months Ended
April 30, 2010	One Month Ended	Year Ended
(Unaudited)	October 31, 2009*	September 30, 2009

—	—	7,462,745

46,708	7,564	56,201
405	172	1,355
—	—	272
—	—	20
—	—	68,408

76,941	—	—
23	—	—
—	—	134
—	—	16
—	—	3
—	—	187,051

(460,801)	(72,961)	(422,334)
(151)	—	—
—	—	(12,588)
—	—	(176)
—	—	(164)
—	—	(796,220)

—	—	(9,127)
—	—	(1,000)
—	—	(7,452,580)
(336,875)	(65,225)	(917,984)

HENNESSY FUNDS                       1-800-966-4354

Financial Statements

Statements of Changes in Net Assets

OPERATIONS:
Net investment income (loss)
Net realized gain (loss) on securities
Change in unrealized appreciation (depreciation) on securities
Net increase (decrease) in net assets resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Original Class
Net investment income – Institutional Class
Total distributions

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Original Class
Proceeds from shares subscribed – Institutional Class
Dividends reinvested – Original Class
Dividends reinvested – Institutional Class
Cost of shares redeemed – Original Class
Cost of shares redeemed – Institutional Class
Redemption fees retained – Original Class
Redemption fees retained – Institutional Class
Net increase (decrease) in net assets derived from capital share transactions

TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of period
End of period

Accumulated net investment income (loss), end of period

CHANGES IN SHARES OUTSTANDING:
Shares sold – Original Class
Shares sold – Institutional Class
Shares issued to holders as reinvestment of dividends – Original Class
Shares issued to holders as reinvestment of dividends – Institutional Class
Shares redeemed – Original Class
Shares redeemed – Institutional Class
Net increase (decrease) in shares outstanding

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL STATEMENTS – STATEMENTS OF CHANGES IN NET ASSETS

Hennessy Select SPARX		Hennessy Select SPARX
Japan Fund		Japan Smaller Companies Fund
Six Months Ended		Six Months Ended
April 30, 2010	Year Ended	April 30, 2010	Year Ended
(Unaudited)	October 31, 2009	(Unaudited)	October 31, 2009

$(766)	$90,895	$72,456	$108,317
(1,933,487)	(12,474,339)	1,230,516	(3,569,270)
5,323,211	21,195,083	(233,302)	8,342,323
3,388,958	8,811,639	1,069,670	4,881,370

(59,461)	(65,133)	(675,389)	—
(43,905)	(110,045)	N/A	N/A
(103,366)	(175,178)	(675,389)	—

8,783,742	14,425,238	2,878,099	10,635,183
8,213,907	2,861,706	N/A	N/A
58,305	63,659	654,011	—
42,669	103,942	N/A	N/A
(7,072,939)	(5,945,945)	(2,056,370)	(11,060,855)
(7,889,894)	(19,199,363)	N/A	N/A
102	2,875	508	3,412
—	4,035	N/A	N/A
2,135,892	(7,683,853)	1,476,248	(422,260)
5,421,484	952,608	1,870,529	4,459,110

53,843,043	52,890,435	16,200,680	11,741,570
$59,264,527	$53,843,043	$18,071,209	$16,200,680

$(50,769)	$53,363	$(365,044)	$237,889

728,892	1,434,814	305,641	1,477,631
672,198	275,108	N/A	N/A
4,983	6,211	74,659	—
3,628	10,082	N/A	N/A
(589,453)	(585,989)	(229,340)	(1,523,006)
(674,429)	(1,837,630)	N/A	N/A
145,819	(697,404)	150,960	(45,375)

HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Select Large Value Fund
For an Original Class share outstanding throughout each period
	Six Months
	Ended		One Month
	April 30,		Ended
	2010		October 31,
	(Unaudited)		2009(1)
PER SHARE DATA:
Net asset value, beginning of period	$18.88		$19.49
Income from investment operations:
Net investment income (loss)	0.06		0.01
Net realized and unrealized gains (losses) on securities	2.56		(0.62)
Total from investment operations	2.62		(0.61)
Less Distributions:
Dividends from net investment income	(0.23)		—
Dividends from net realized gains	—		—
Total distributions	(0.23)		—
Redemption fees retained(4)	—		—
Net asset value, end of period	$21.27		$18.88
TOTAL RETURN	13.97	%(5)	(3.13	)%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$142.38		$132.77
Ratio of expenses to average net assets:
Before expense reimbursement	1.38	%(6)	1.37	%(6)
After expense reimbursement(7)	1.33	%(6)	1.30	%(6)
Ratio of net investment income to average net assets
Before expense reimbursement	0.55	%(6)	0.28	%(6)
After expense reimbursement(7)	0.60	%(6)	0.35	%(6)
Portfolio turnover rate(8)	73	%(5)	10	%(5)

(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)
The financial highlights set forth for periods prior to March 23, 2009 represent the historical financial highlights of the Tamarack Value Fund, Class S shares.  The assets of the Tamarack Value Fund were acquired by the Hennessy Select Large Value Fund on March 23, 2009.  Prior to the reorganization, Tamarack Value Fund also offered Class A, Class C and R shares. At that time RBC Global Asset Management (U.S.), Inc. (formerly known as Voyageur Asset Management Inc.) ceased to be investment advisor and Hennessy Advisors, Inc. became investment advisor.  The return of the Tamarack Value Fund, Class S shares during the period October 1, 2008 through March 23, 2009 was (33.09)%.  The return of the Hennessy Select Large Value Fund, Original Class shares during the period March 23, 2009 through September 30, 2009 was 36.84%.

(3)	Per share net investment income (loss) has been calculated using the average daily shares method.
(4)	Amount is less than $0.01 or $(0.01).
(5)	Not annualized.
(6)	Annualized.
(7)	The Advisor had agreed to reimburse expenses in order to cap the Original Class share expenses. Please refer to Note 4 for more information.
(8)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY SELECT LARGE VALUE FUND

Year Ended September 30,
2009(2)	2008	2007	2006	2005

$21.80	$43.12	$41.74	$45.78	$45.05

0.31	0.42 (3)	0.58 (3)	0.55 (3)	0.74
(2.21)	(7.43)	5.04	3.07	4.35
(1.90)	(7.01)	5.62	3.62	5.09

(0.41)	(0.78)	(0.63)	(0.61)	(0.46)
—	(13.53)	(3.61)	(7.05)	(3.90)
(0.41)	(14.31)	(4.24)	(7.66)	(4.36)
—	—	—	—	—
$19.49	$21.80	$43.12	$41.74	$45.78

(8.43)%	(22.42)%	14.19%	9.10%	11.42%

$138.34	$174.23	$269.37	$291.66	$366.95

1.42%	1.22%	1.26%	1.22%	1.25%
1.17%	1.02%	1.03%	1.05%	1.01%

1.46%	1.32%	1.13%	1.16%	1.28%
1.71%	1.52%	1.36%	1.33%	1.52%
142%	162%	136%	38%	35%

HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Select Large Value Fund
For an Institutional Class share outstanding throughout each period
	Six Months
	Ended
	April 30, 2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$18.92

Income from investment operations:
Net investment income (loss)	0.09
Net realized and unrealized gains (losses) on securities	2.57
Total from investment operations	2.66

Less distributions:
Dividends from net investment income	(0.28)
Dividends from net realized gains	—
Total distributions	(0.28)
Redemption fees retained(3)	—
Net asset value, end of period	$21.30

TOTAL RETURN	14.13	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$0.04
Ratio of expenses to average net assets:
Before expense reimbursement	1.21	%(5)
After expense reimbursement(6)	0.98	%(5)
Ratio of net investment income to average net assets
Before expense reimbursement	0.66	%(5)
After expense reimbursement(6)	0.89	%(5)
Portfolio turnover rate(7)	73	%(4)

(1)	For the one month ended October 31, 2009. Effective October 31, 2009, the Fund changed its fiscal year end to October 31st from September 30th.
(2)	Institutional Class shares commenced operations on March 23, 2009.
(3)	Amount is less than $0.01 or $(0.01).
(4)	Not annualized.
(5)	Annualized.
(6)	The Advisor has agreed to reimburse expenses in order to cap the Institutional Class share expenses. Please refer to Note 4 for more information.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY SELECT LARGE VALUE FUND

One Month
Ended		Period Ended
October 31,		September 30,
2009(1)		2009(2)

$19.53		$14.25

—	(3)	0.08
(0.61)		5.20
(0.61)		5.28

—		—
—		—
—		—
—		—
$18.92		$19.53

(3.12	)%(4)	37.05	%(4)

$0.03		$0.03

1.20	%(5)	26.18	%(5)
0.98	%(5)	0.98	%(5)

0.44	%(5)	(24.06	)%(5)
0.66	%(5)	1.14	%(5)
10	%(4)	142	%(4)

HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Select SPARX Japan Fund
For an Original Class share outstanding throughout each period
	Six Months
	Ended
	April 30,
	2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$11.38

Income from investment operations:
Net investment income (loss)	—	(2)
Net realized and unrealized gains (losses) on securities	0.79
Total from investment operations	0.79

Less distributions:
Dividends from net investment income	(0.02)
Dividends from net realized gains	—
Total distributions	(0.02)
Redemption fees retained	—
Net asset value, end of period	$12.15

TOTAL RETURN	6.99	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$31.95
Ratio of expenses to average net assets:
Before expense reimbursement	1.65	%(5)
After expense reimbursement(6)	1.41	%(5)
Ratio of net investment income to average net assets
Before expense reimbursement	(0.29	)%(5)
After expense reimbursement(6)	(0.05	)%(5)
Portfolio turnover rate(7)	7	%(4)

(1)
The financial highlights set forth for periods prior to September 18, 2009 represent the historical financial highlights of the SPARX Japan Fund.  On September 18, 2009 Hennessy Advisors, Inc., became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Fund.  In addition, the Investor Class shares were redesignated Original Class shares.

(2)	Amount is less than $0.01 or $(0.01).
(3)	Calculated based on average shares outstanding.
(4)	Not annualized.
(5)	Annualized.
(6)	The Advisor had agreed to reimburse expenses in order to cap the Original Class share expenses. Please refer to Note 4 for more information.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY SELECT SPARX JAPAN FUND

Year Ended October 31,
2009(1)	2008	2007	2006		2005

$9.73	$16.24	$17.20	$17.41		$13.28

0.02	0.05	(0.03)	(0.10	)(3)	(0.06	)(3)
1.66	(6.56)	(0.93)	0.60		4.90
1.68	(6.51)	(0.96)	0.50		4.84

(0.03)	—	—	(0.55)		—	(2)
—	—	—	(0.17)		(0.71)
(0.03)	—	—	(0.72)		(0.71)
— (2)	— (2)	—	0.01		—
$11.38	$9.73	$16.24	$17.20		$17.41

17.36%	(40.09)%	(5.58)%	2.64%		38.36%

$28.29	$15.86	$19.54	$26.23		$23.49

1.75%	1.72%	1.87%	2.22%		4.24%
1.24%	1.25%	1.45%	1.50%		1.50%

(0.34)%	(0.10)%	(0.62)%	(1.27)%		(3.14)%
0.17%	0.37%	(0.20)%	(0.55)%		(0.40)%
17%	35%	111%	89%		73%

 HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Select SPARX Japan Fund
For an Institutional Class share outstanding throughout each period
	Six Months
	Ended
	April 30,
	2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$11.44

Income from investment operations:
Net investment income (loss)	0.01
Net realized and unrealized gains (losses) on securities	0.79
Total from investment operations	0.80

Less distributions:
Dividends from net investment income	(0.02)
Dividends from net realized gains	—
Total distributions	(0.02)
Redemption fees retained	—
Net asset value, end of period	$12.22

TOTAL RETURN	7.04	%(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$27.31
Ratio of expenses to average net assets:
Before expense reimbursement	1.42	%(5)
After expense reimbursement(6)	1.32	%(5)
Ratio of net investment income to average net assets
Before expense reimbursement	(0.05	)%(5)
After expense reimbursement(6)	0.05	%(5)
Portfolio turnover rate(7)	7	%(4)

(1)
The financial highlights set forth for periods prior to September 18, 2009 represent the historical financial highlights of the SPARX Japan Fund.  On September 18, 2009 Hennessy Advisors, Inc., became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Fund.

(2)	Amount is less than $0.01 or $(0.01).
(3)	Calculated based on average shares outstanding.
(4)	Not annualized.
(5)	Annualized.
(6)	The Advisor had agreed to reimburse expenses in order to cap the Institutional Class share expenses. Please refer to Note 4 for more information.
(7)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — HENNESSY SELECT SPARX JAPAN FUND

Year Ended October 31,
2009(1)	2008	2007	2006		2005

$9.78	$16.33	$17.27	$17.44		$13.31

0.03	0.05	— (2)	(0.06	)(3)	(0.02	)(3)
1.66	(6.60)	(0.94)	0.61		4.87
1.69	(6.55)	(0.94)	0.55		4.85

(0.03)	—	—	(0.56)		—
—	—	—	(0.17)		(0.72)
(0.03)	—	—	(0.73)		(0.72)
— (2)	— (2)	—	0.01		—	(2)
$11.44	$9.78	$16.33	$17.27		$17.44

17.37%	(40.11)%	(5.44)%	2.90%		38.41%

$25.55	$37.03	$82.94	$105.15		$53.17

1.75%	1.72%	1.67%	1.66%		3.63%
1.24%	1.25%	1.25%	1.25%		1.25%

(0.34)%	(0.10)%	(0.42)%	(0.71)%		(2.53)%
0.17%	0.37%	0.00%	(0.30)%		(0.15)%
17%	35%	111%	89%		73%

 HENNESSY FUNDS                          1-800-966-4354

Financial Highlights

Hennessy Select SPARX Japan Smaller Companies Fund
For an Original Class share outstanding throughout each period
	Six Months
	Ended
	April 30,
	2010
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$9.74

Income from investment operations:
Net investment income (loss)	0.07
Net realized and unrealized gains (losses) on securities	0.57
Total from investment operations	0.64

Less distributions:
Dividends from net investment income	(0.42)
Dividends from net realized gains	—
Total distributions	(0.42)
Redemption fees retained	—	(4)
Net asset value, end of period	$9.96

TOTAL RETURN	7.14	%(5)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$18.07
Ratio of expenses to average net assets:
Before expense reimbursement	2.08	%(6)
After expense reimbursement(7)	1.82	%(6)
Ratio of net investment income to average net assets
Before expense reimbursement	0.70	%(6)
After expense reimbursement(7)	0.96	%(6)
Portfolio turnover rate	56	%(5)

(1)
The financial highlights set forth for periods prior to September 18, 2009 represent the historical financial highlights of the SPARX Japan Smaller Companies Fund. On September 18, 2009 Hennessy Advisors, Inc., became the investment advisor to the Fund and the Fund changed its name to Hennessy Select SPARX Japan Smaller Companies Fund.

(2)	The Fund commenced operations on August 31, 2007.
(3)	Calculated based on average shares outstanding.
(4)	Amount is less than $0.01 or $(0.01).
(5)	Not annualized.
(6)	Annualized.
(7)	The Advisor had agreed to reimburse expenses in order to cap the Original Class share expenses. Please refer to Note 4 for more information.

The accompanying notes are an integral part of these financial statements.

WWW.HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — HENNESSY SELECT SPARX JAPAN SMALLER COMPANIES FUND

Year Ended	Year Ended	Period Ended
October 31,	October 31,	October 31,
2009(1)	2008	2007(2)

$6.87	$10.98	$10.00

0.07	0.02 (3)	—	(4)
2.80	(4.08)	0.98
2.87	(4.06)	0.98

—	(0.07)	—
—	—	—
—	(0.07)	—
— (4)	0.02	—
$9.74	$6.87	$10.98

41.78%	(37.00)%	9.80	%(5)

$16.20	$11.74	$5.58

3.10%	4.47%	9.73	%(6)
1.60%	1.60%	1.60	%(6)

(0.86)%	(2.60)%	(8.15	)%(6)
0.64%	0.26%	(0.02	)%(6)
138%	55%	13	%(5)

HENNESSY FUNDS                          1-800-966-4354

Notes to the Financial Statements
April 30, 2010 (Unaudited)

1).  ORGANIZATION

The Hennessy Select Large Value Fund (the “Large Value Fund,” formerly known as the Tamarack Value Fund) is organized as a separate investment portfolio or series of Hennessy Funds Trust, a Delaware statutory trust that was organized on September 17, 1992.  Prior to July 1, 2005, the Hennessy Funds Trust was known as “The Henlopen Fund.”  On March 23, 2009, Hennessy Advisors, Inc., became the investment advisor to the Large Value Fund.  The Hennessy Funds Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended.  The Large Value Fund is a diversified portfolio. The Large Value Fund commenced operations on September 30, 1984.

The Hennessy Select SPARX Japan Fund (the “Japan Fund,” formerly known as the SPARX Japan Fund) and the Hennessy Select SPARX Japan Smaller Companies Fund (the “Japan Smaller Companies Fund,” formerly known as the SPARX Japan Smaller Companies Fund) are organized as separate investment portfolios or series of Hennessy SPARX Funds Trust, a Massachusetts business trust that was organized on July 24, 1995.  From July 25, 2007 through September 17, 2009 the Hennessy SPARX Funds Trust name was “SPARX Asia Funds.”  Prior to July 25, 2007, the Hennessy SPARX Funds Trust was known as “SPARX Funds Trust”.  On September 18, 2009, Hennessy Advisors, Inc., became the investment advisor to the SPARX Japan Fund and SPARX Japan Smaller Companies Fund. The Hennessy SPARX Funds Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended.  The Japan Fund and Japan Smaller Companies Fund are each diversified portfolios. Although these funds will each be considered a “diversified” mutual fund, the fund may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds. The Japan Fund commenced operations on October 31, 2003 and the Japan Smaller Companies Fund commenced operations on August 31, 2007.

The Large Value Fund, Japan Fund and Japan Smaller Companies Fund collectively represent the Hennessy Select Series Funds (the “Funds”).

The Large Value Fund and Japan Fund offer Original and Institutional Class shares.  Each class of shares differs principally in its respective administration, shareholder servicing and sub-transfer agent expenses and sales charges, if any.  Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Japan Smaller Companies Fund offers only Original Class shares.

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

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NOTES TO THE FINANCIAL STATEMENTS

a).
Investment Valuation – Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. When a price for an underlying security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, fair value pricing procedures have been adopted by the Board of Trustees of the Funds. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market.  Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered level 2 prices in the fair valuation hierarchy.  Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period.  The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

b).
Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

HENNESSY FUNDS                          1-800-966-4354

Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2009 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accumulated Net	Accumulated Net	Paid In
Investment Income/(Loss)	Realized Gain/(Loss)	Capital
Large Value Fund	(120)	120	—
Japan Fund	10,720	(10,720)	—
Japan Smaller Companies Fund	130,305	(130,265)	(40)

The permanent differences primarily relate to foreign currency gain (loss) reclasses and adjustments related to passive foreign investment companies.

c).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Income expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

d).
Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains for the Funds, if any, are declared and paid out annually, usually in November or December of each year.

e).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

f).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

g).
Share Valuation – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Japan Fund and Japan Smaller Companies Funds charged a 2.00% redemption fee on shares held less than 60 days through January 29, 2010.  These fees were retained by each Fund and treated as additional paid-in-capital and allocated to each respective class of shares (if applicable).

h).
Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are

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NOTES TO THE FINANCIAL STATEMENTS

translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors.

i).
Forward Contracts – The Funds may enter into forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

The Funds may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts and swaps, for a variety of reasons, including to hedge certain risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than “traditional” securities would. The main purpose of utilizing these derivative instruments is for hedging purposes.

j).
Repurchase Agreements – The Funds may enter into repurchase agreements with member banks or security dealers of the Federal Reserve whom the investment advisor deems creditworthy. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient, in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

k).
Accounting for Uncertainty in Income Taxes – The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  As of April 30, 2010, open Federal and state tax years for the Large Value Fund include the tax years ended September 30, 2006 through 2009 and the tax period ended October 31, 2009.  As of April 30, 2010, open Federal and state tax years for the Japan Fund and Japan Smaller Companies Fund include the tax years ended October 31, 2006 through 2009.

HENNESSY FUNDS                          1-800-966-4354

l).
Derivatives – The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”).  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During the six months ended April 30, 2010, the Funds did not hold any derivative instruments.

m).
Events Subsequent to the Fiscal Period End – The Funds have adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred subsequent to April 30, 2010, through the date of issuance of the Funds’ financial statements. At its quarterly board meeting held on June 4, 2010, the Board of Trustees approved a 10 basis point shareholder servicing fee on the Original Class shares of the Japan Fund and Japan Smaller Companies Fund.  The effective date of the shareholder servicing fee was June 1, 2010.

n).
New Accounting Pronouncement – In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Funds’ statement disclosures.

3).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) during the six months ended April 30, 2010 were as follows:

	Purchases	Sales
Large Value Fund	$99,392,108	$105,909,697
Japan Fund	$ 3,598,908	$ 5,545,148
Japan Smaller Companies Fund	$ 9,264,527	$ 8,387,798

There were no purchases or sales of long term U.S. Government securities in the Funds during the six months ended April 30, 2010.

4).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Hennessy Advisors, Inc. (the “Advisor”) is the Advisor of the Funds. The Advisor provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee from each Fund. The fee is based upon the average daily net assets of the Funds at the annual rate of:

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NOTES TO THE FINANCIAL STATEMENTS

Large Value Fund	0.85%
Japan Fund	1.00%
Japan Smaller Companies Fund	1.20%

The Advisor has delegated the day to day management of the Large Value Fund to a Sub-Advisor, RBC Global Asset Management (U.S.), Inc. (“RBC”). The Advisor has delegated the day to day management of the Japan and Japan Smaller Companies Funds to a Sub-Advisor, SPARX Asset Management Co. Ltd. (“SPARX”).  The Advisor pays the Sub-Advisor fees for each of the Funds from its own assets and these fees are not an additional expense of the Funds.

The Advisor has agreed to absorb expenses to the extent that the total annual operating expenses (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.30% and 0.98% of the Large Value Fund’s net assets for the Original Class and Institutional Class shares, respectively.  The expense limitation agreement for the Original Class shares of the Large Value Fund expired on March 31, 2010.  The expense limitation agreement for the Institutional Class shares of the Large Value Fund can only be terminated by the Board of Trustees.  Additionally, the Advisor had agreed to waive its fees and absorb expenses to the extent that the total annual operating expenses (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.25% of the Japan Fund’s net assets for both the Original Class shares and Institutional Class shares and 1.60% of the net assets of the Japan Smaller Companies Fund, Original Class shares.  The expense limitation agreements for the Japan Fund and the Japan Smaller Companies Fund expired on February 28, 2010.  For a period of three years after the year in which the Advisor waives or reimburses expenses, the Advisor may seek reimbursement from the Fund to the extent that total annual fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement. The Advisor reimbursed expenses of $38,444, $50,340 and $19,527 for the Large Value, Japan and Japan Smaller Companies Funds, respectively, for the six months ended April 30, 2010. As of April 30, 2010, cumulative expenses subject to potential recovery to the aforementioned conditions and year of expiration are as follows:

	Oct. 31, 2011	Oct. 31, 2012	Oct. 31, 2013	Total
Large Value Fund – Original Class	$91,061	$7,641	$38,444	$137,146
Large Value Fund – Institutional Class	$ 2,239	$ 6	$ —	$ 2,245
Japan Fund – Original Class	$ —	$ —	$37,425	$ 37,425
Japan Fund – Institutional Class	$ —	$ —	$12,915	$ 12,915
Japan Smaller Companies Fund – Original Class	$ —	$ —	$19,527	$ 19,527

The Board of Trustees has approved a Shareholder Servicing Plan for the Original Class shares of the Large Value Fund which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Plan provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Large Value Fund.  On June 1, 2010, the Japan and Japan Smaller Companies Funds adopted a shareholder servicing plan; however, they did not incur any shareholder servicing fees during the six months ended April 30, 2010.

HENNESSY FUNDS                          1-800-966-4354

The Funds have entered into agreements with various brokers, dealers and financial intermediaries in connection with the sale of shares of the Funds.  The agreements provide for periodic payments by the Funds to the brokers, dealers and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include: the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status and facilitating shareholder telephone transactions.  Fees paid by the Large Value, Japan and Japan Smaller Companies Funds to various brokers, dealers and financial intermediaries for the fiscal period ended October 31, 2009, were $51,785, $40,210, and $14,261, respectively.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  Administrative services under this agreement include custody, distribution, fund accounting, fund administration and transfer agent services.  In addition, the Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees paid to U.S. Bancorp Fund Services, LLC for the six month period ended April 30, 2010, were $176,113, $70,799 and $19,253, for the Large Value, Japan and Japan Smaller Companies Funds, respectively.  The Administrator has voluntarily waived all or a portion of its administration fees allocated to the Institutional Class shares of the Large Value Fund.  The administration fees voluntarily waived by the Administrator during the six months ended April 30, 2010 were $39.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is an affiliated company of U.S. Bank, N.A.

5).  FEDERAL TAX INFORMATION

The following balances for the Funds are as of October 31, 2009, the Funds’ most recent fiscal year end:

			Japan
	Large		Smaller
	Value	Japan	Companies
	Fund	Fund	Fund
Cost of Investments for tax purposes	$114,795,217	$59,643,948	$13,458,638
Gross tax unrealized appreciation	22,806,298	5,599,157	3,444,166
Gross tax unrealized depreciation	(7,123,722)	(11,602,360)	(1,012,116)
Net tax unrealized appreciation
(depreciation) on investments	$15,682,576	$(6,003,203)	$2,432,050
Undistributed ordinary income	$1,390,728	$53,363	$675,389
Undistributed long-term capital gains	—	—	—
Total distributable earnings	$1,390,728	$53,363	$675,389
Other accumulated gains (losses)	$(65,540,134)	$(27,995,609)	$(3,818,529)
Total accumulated earnings (losses)	$(45,466,830)	$(33,945,449)	$(711,090)

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NOTES TO THE FINANCIAL STATEMENTS

At October 31, 2009, the Large Value Fund had tax basis capital losses of $62,540,134, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $31,599,923 expire October 31, 2016 and $30,940,211 expire on October 31, 2017.  Additionally, the Large Value Fund had no post-October loss deferrals as of October 31, 2009.

At October 31, 2009, the Japan Fund had tax basis capital losses of $27,995,609, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $967,738 expire October 31, 2014, $5,345,663 expire on October 31, 2015, $6,231,544 expire October 31, 2016 and $15,450,664 expire October 31, 2017.  Additionally, the Japan Fund had no post-October loss deferrals as of October 31, 2009.

At October 31, 2009, the Japan Smaller Companies Fund had tax basis capital losses of $3,818,529, to offset future capital gains, the use of a portion of which is limited by IRS regulations. Of such losses, $6,584 expire October 31, 2015, $69,006 expire October 31, 2016 and $3,742,939 expire October 31, 2017.  Additionally, the Japan Smaller Companies Fund had no post-October loss deferrals as of October 31, 2009.

The tax character of distributions paid during 2010 and 2009 for the Funds were as follows:

	Six Months Ended
	April 30, 2010	One Month Ended	Year Ended
Large Value Fund	(Unaudited)	October 31, 2009*	September 30, 2009
Ordinary income	$1,608,137	$—	$3,122,632
Long-term capital gain	—	—	—
	$1,608,137	$—	$3,122,632

*	The Large Value Fund changed its fiscal year end to October 31 from September 30.

Six Months Ended
	April 30, 2010	Year Ended
Japan Fund	(Unaudited)	October 31, 2009
Ordinary income	$103,366	$175,178
Long-term capital gain	—	—
	$103,366	$175,178

Six Months Ended
Japan Smaller	April 30, 2010	Year Ended
Companies Fund	(Unaudited)	October 31, 2009
Ordinary income	$675,389	$—
Long-term capital gain	—	—
	$675,389	$—

HENNESSY FUNDS                          1-800-966-4354

6).  FUND REORGANIZATION

On March 23, 2009 the shareholders of the Tamarack Value Fund approved the agreement and plan of reorganization providing for the transfer of assets of the Tamarack Value Fund to the Hennessy Select Large Value Fund and the assumption of the liabilities of the Tamarack Value Fund by the Hennessy Select Large Value Fund.  The following table illustrates the specifics of the reorganization:

Acquired	Shares issued to	Acquiring
Fund	Shareholders of	Fund	Combined	Tax Status
Net Assets	Acquired Fund	Net Assets	Net Assets	of Transfer
$106,344,111(1)	7,462,745	—	$106,344,111	Non-taxable

(1)	Includes accumulated realized losses and unrealized depreciation in the amounts of ($22,268,596) and ($20,869,681) respectively.

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EXPENSE EXAMPLE

Expense Example
April 30, 2010 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Actual Expenses

The first set of lines of the table below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee (not to exceed $30 per social security number). The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not

HENNESSY FUNDS                          1-800-966-4354

help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Original Class	11/1/09	4/30/10	11/1/09 – 4/30/10

Actual
Large Value Fund – Original Class	$1,000.00	$1,139.70	$7.06
Japan Fund – Original Class	$1,000.00	$1,069.90	$7.24
Japan Smaller Companies
Fund – Original Class	$1,000.00	$1,071.40	$9.35

Hypothetical (5% return
before expenses)
Large Value Fund – Original Class	$1,000.00	$1,018.20	$6.66
Japan Fund – Original Class	$1,000.00	$1,017.80	$7.05
Japan Smaller Companies
Fund – Original Class	$1,000.00	$1,015.77	$9.10

(1)
Expenses are equal to the Large Value Fund’s expense ratio of 1.33%, the Japan Fund’s expense ratio of 1.41%, and the Japan Smaller Companies Fund’s expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period.)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Institutional Class	11/1/09	4/30/10	11/1/09 – 4/30/10

Actual
Large Value Fund – Institutional Class	$1,000.00	$1,022.01	$4.91
Japan Fund – Institutional Class	$1,000.00	$1,070.40	$6.78

Hypothetical (5% return
before expenses)
Large Value Fund – Institutional Class	$1,000.00	$1,003.10	$4.87
Japan Fund – Institutional Class	$1,000.00	$1,018.25	$6.61

(2)
Expenses are equal to the Large Value Fund’s expense ratio of 0.98%, and the Japan Fund’s expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period.)

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ADDITIONAL INFORMATION

How to Obtain a Copy of the Fund’s Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge: (1) by calling 1-800-966-4354; (2) on the Hennessy Funds website at www.hennessyfunds.com; or (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. Hennessy Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information (Unaudited)

The Large Value, Japan and Japan Smaller Companies Funds designate 0%, 0% and 0%, respectively, of the dividends declared from net investment income during the year ended October 31, 2009*, as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended October 31, 2009*, 0%, 0% and 0%, of the ordinary distributions paid by the Large Value, Japan and Japan Smaller Companies Funds qualify for the dividend received deduction available to corporate shareholders.

*
Effective October 31, 2009, the Large Value Fund changed its fiscal year end to October 31st from September 30th. The percentages listed for the Large Value Fund are for the one month period ended October 31, 2009.

HENNESSY FUNDS                          1-800-966-4354

Board Approval of Continuation of
Investment Advisory Agreement

At its meeting on March 3, 2010, the Board of Directors (the “Board”) of The Hennessy Funds, Inc. and its two series, the Hennessy Balanced Fund (the “Balanced Fund”) and the Hennessy Total Return Fund (the “Total Return Fund”), The Hennessy Mutual Funds, Inc. and its three series, the Hennessy Cornerstone Growth Fund (the “Growth Fund”), the Hennessy Cornerstone Value Fund (the “Value Fund”), and the Hennessy Focus 30 Fund (the “Focus 30 Fund”), The Hennessy Funds Trust which includes the Hennessy Cornerstone Growth Fund, Series II (the “Growth II Fund”), Hennessy Cornerstone Large Growth Fund (the “Large Growth Fund”), and the Hennessy Select Large Value Fund (the “Large Value” Fund), and the Hennessy SPARX Funds Trust and its two series, the Hennessy Select SPARX Japan Fund (the “Japan Fund”) and the Hennessy Select SPARX Japan Smaller Companies Fund ( the “Japan Smaller Companies Fund” or collectively with the Growth, Growth II, Value, Focus 30, Total Return, Balanced, Large Value and Large Growth funds, the “Funds”) including the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940) of the Funds’ voted to re-approve the current investment advisory and sub-advisory agreements (the “Advisory Agreements”) for the Funds. The Board reviewed and discussed the specific services provided by Hennessy Advisors, Inc. (the “Advisor”).  The Advisor:

•
Provides formula driven investment management for the Balanced Fund, Total Return Fund, Growth Fund, Value Fund, Focus 30 Fund, Growth II Fund and Large Growth Fund.  In providing investment management the Advisor directs the trading of securities and the rebalancing of the portfolios for these seven Funds.

•
Provides oversight of the sub-advisors for Large Value Fund, Japan Fund and Japan Smaller Companies Fund.  The sub-advisors for those three Funds provide portfolio management, including directing the trading of securities.

•	Pays half of the salary and payroll expenses of the Funds’ Chief Compliance Officer.

•
Provides responsive customer and shareholder servicing which consists of providing a call center to respond to shareholder inquiries, including specific mutual fund account information.  Shareholders can contact the Advisor directly during office hours.  The Advisor endeavors to answer all calls in person within two rings of the telephone.

•
Oversees distribution of the Funds through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies, which allows customers to purchase the Funds through third party distribution channels without paying a transaction fee. The Advisor pays a portion of the fees charged by these third party distributors.

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BOARD APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

•	Oversee those third party service providers that support the Funds in providing fund accounting, fund administration, fund distribution, transfer agency and custodial services.

The Board also: (i) compared the performance of each Fund to benchmark indices over various periods of time and concluded that the performance of each Fund warranted the continuation of the Advisory Agreement; (ii) compared the expense ratios of funds similar in asset size and investment objective to each of the Funds and concluded the actual or projected expenses of each Fund were reasonable and warranted continuation of the Advisory Agreement; (iii) considered the fees charged by Hennessy Advisors, Inc. to those of funds similar in asset size and investment objective to each of the Funds and concluded the advisory fees of each Fund were reasonable and warranted continuation of the Advisory Agreement; (iv) considered the profitability of Hennessy Advisors, Inc. with respect to each Fund and the profitability of the Sub-Advisors with respect to the Select Series Funds and concluded the profits were reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases; (v) considered the high level of professionalism and knowledge, along with an extremely low level of turnover, of the employees of the Advisor; and (vi) considered that Neil Hennessy was named one of the top 100 portfolio managers in the nation by Barron’s from 2003 through 2008 (there was no list in 2009).

The Board then discussed economies of scale and breakpoints and determined that the Funds managed by Hennessy Advisors, Inc. have not yet grown in size, nor has their marketplace demonstrated significantly rapid potential growth to any extent that would warrant the use of breakpoints.  The Funds have, in fact, had their assets under management greatly diminish during 2008 and 2009.  In reaching this conclusion the Board took into consideration the profitability of Hennessy Advisors, Inc. and the advisory fees of comparable mutual funds.

The Board reviewed the Funds’ expense ratios and comparable expense ratios for funds like the ten funds being considered for contract renewal by Hennessy Advisors, Inc.  The Board used data from Lipper as presented in the charts in the Board Materials showing funds similar in nature to the Hennessy Funds (Mid-Cap Blend, Small Cap Blend, etc.).  The Board determined that the expense ratios of the Funds fall within the range of the ratios of other funds in their classification. The Board also referenced the Advisor’s Form ADV and copies of the current Investment Advisory Agreements.  All of the factors above were considered separately by the non-interested Directors in an executive session during which management of the Advisor was not present.  The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the Advisory Agreements.  Based on the factors discussed above, the Board, including all Independent Directors, recommended continuation of the Advisory Agreements.

 HENNESSY FUNDS                          1-800-966-4354

For information, questions
or assistance, please call
The Hennessy Funds

1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR	TRUSTEES
Hennessy Advisors, Inc.	Neil J. Hennessy
7250 Redwood Blvd., Suite 200	Robert T. Doyle
Novato, California 94945	J. Dennis DeSousa
Gerald P. Richardson
ADMINISTRATOR, TRANSFER
AGENT, DIVIDEND PAYING	COUNSEL
AGENT & SHAREHOLDER	Foley & Lardner LLP
SERVICING AGENT	777 East Wisconsin Avenue
U.S. Bancorp Fund Services, LLC	Milwaukee, Wisconsin 53202-5306
P.O. Box 701
Milwaukee, Wisconsin 53201-0701	INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
CUSTODIAN	KPMG LLP
U.S. Bank N.A.	777 East Wisconsin Avenue, 15th Floor
Custody Operations	Milwaukee, Wisconsin 53202
1555 North River Center Dr., Suite 302
Milwaukee, Wisconsin 53212	DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hennessy SPARX Funds Trust.

By (Signature and Title)*       /s/Neil J. Hennessy
Neil J. Hennessy, Principal Executive Officer

Date     July 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Neil J. Hennessy
Neil J. Hennessy, Principal Executive Officer

Date     July 6, 2010

By (Signature and Title)*        /s/Teresa M. Nilsen
Teresa M. Nilsen, Treasurer

Date     July 6, 2010